SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Significant Investments In Subsidiaries Explanatory [Abstract]
Disclosure Of Detailed Information About Subsidiaries In Consolidated Financial Statements [Text Block]
Details of the Group’s subsidiaries at the end of the reporting period are as follows:

			Proportion of ownership interest and voting power held by the Group
		Country of	2022	2021
Name of subsidiary	Principal activity	incorporation	%	%

Grindrod Shipping Pte. Ltd.	Ship operating and management	Singapore	100%	100%
Grindrod Shipping (South Africa) Pty Ltd	Ship operating and management	South Africa	100%	100%

Held by Grindrod Shipping Pte. Ltd
IVS Bulk Owning Pte. Ltd. (ii)	Dormant	Singapore	100%	100%
IVS Bulk Carriers Pte. Ltd. (ii)	Dormant	Singapore	100%	100%
IVS Bulk 430 Pte. Ltd. (ii)	Dormant	Singapore	100%	100%
IVS Bulk 462 Pte. Ltd. (ii)	Dormant	Singapore	100%	100%
IVS Bulk 475 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 511 Pte. Ltd.	Dormant	Singapore	100%	100%
IVS Bulk 512 Pte. Ltd.	Dormant	Singapore	100%	100%
IVS Bulk 603 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 609 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 611 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 612 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 707 Pte. Ltd.	Dormant	Singapore	100%	100%
IVS Bulk 3708 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 3720 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 225 Pte. Ltd. (i)	Ship Owning and Operating	Singapore	100%	-
IVS Bulk Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IM Shipping Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
Island Bulk Carriers Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
Grindrod Shipping Services UK Limited	To provide shipping and shipping related services	United Kingdom	100%	100%
Grindrod Shipping Services HK Limited	To provide shipping and shipping related services	Hong Kong	100%	100%
Unicorn Atlantic Pte. Ltd.	Dormant	Singapore	100%	100%
Unicorn Baltic Pte. Ltd.	Dormant	Singapore	100%	100%
Unicorn Ionia Pte. Ltd. (ii)	Dormant	Singapore	100%	100%
Unicorn Tanker Operations (434) Pte. Ltd. (ii)	Dormant	Singapore	100%	100%
Unicorn Ross Pte. Ltd. (ii)	Dormant	Singapore	100%	100%
Unicorn Caspian Pte. Ltd. (ii)	Dormant	Singapore	100%	100%
Unicorn Marmara Pte. Ltd. (ii)	Dormant	Singapore	100%	100%
Unicorn Scotia Pte. Ltd. (ii)	Dormant	Singapore	100%	100%
Unicorn Malacca Pte. Ltd. (ii)	Dormant	Singapore	100%	100%
Unicorn Bulk Carriers Ltd	Dormant	British Virgin Islands	100%	100%
Unicorn Tankers International Ltd	Dormant	British Virgin Islands	100%	100%
Grindrod Maritime LLC	Dormant	Marshall Islands	100%	100%
Unicorn Sun Pte. Ltd.	Dormant	Singapore	100%	100%
Unicorn Moon Pte. Ltd.	Dormant	Singapore	100%	100%

			Proportion of ownership interest and voting power held by the Group
		Country of	2022	2021
Name of subsidiary	Principal activity	incorporation	%	%

Held by Grindrod Shipping (South Africa) Pty Ltd
Comshipco Schiffahrts Agentur GmBH	Ship agents and operators	Germany	100%	100%
Kuhle Shipping (Pty) Ltd	Dormant	South Africa	100%	100%

Held by IVS Bulk Pte. Ltd.
IVS Bulk 541 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 543 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 545 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 554 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 5855 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 5858 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 709 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 712 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 7297 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 1345 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 3693 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%
IVS Bulk 10824 Pte. Ltd.	Ship Owning and Operating	Singapore	100%	100%

(i)	This company was registered in 2022.
(ii)	These companies were deregistered on 1 6 Ma rch 2 0 2 3 .